SUBSEQUENT EVENT (Details Textual)	1 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended
	Nov. 19, 2013	Aug. 31, 2011	Nov. 19, 2013 Sapiens [Member] USD ($)	Dec. 31, 2013 Sapiens [Member] USD ($)	Apr. 04, 2014 Subsequent Event [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] USD ($)	Jan. 31, 2014 Subsequent Event [Member] ILS	Mar. 05, 2014 Subsequent Event [Member] Magic Software Enterprises Ltd [Member] USD ($)
Loans Receivable, Net, Total						$ 57,620,000	200,000
Loans Expiration Period						6 years	6 years
Percentage Of Fixed Interest Rate For Loan Receivable						5.50%	5.50%
Sale of Stock, Price Per Share			$ 6.25	$ 6.25				$ 8.50
Sale of Stock, Consideration Received Per Transaction				37,791				54,731
Loans Average Payment Period						4 years	4 years
Sale of Stock, Number of Shares Issued in Transaction			6,497,400	6,497,400				6,900,000
Sale Of Stock Issued Pursuant To Exercise Of Over Allotment Option								900,000
Sale of Stock, Percentage of Ownership after Transaction	48.60%	42.20%	48.60%	48.60%				45.00%
Business Combination, Consideration Transferred, Total					$ 4,000,000